STOCKHOLDERS' EQUITY - Preferred stock issued (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended			2 Months Ended	12 Months Ended
	Feb. 28, 2019	Nov. 30, 2018	Jan. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
2018 Notes
Preferred Stock
Debt converted into shares		1,097,721
Series A Convertible Preferred Stock
Preferred Stock
Issuance of convertible preferred stock (in shares)			3,093,898
Issue price (in dollars per share)			$ 2.26	$ 2.26		$ 2.26
Gross proceeds from issuance of convertible preferred stock			$ 7.0
Issuance costs			$ 0.7
Series B Convertible Preferred Stock
Preferred Stock
Issuance of convertible preferred stock (in shares)	442,925			2,904,127	442,925	2,904,127
Issue price (in dollars per share)	$ 7.49	$ 7.49		$ 7.49		$ 7.49
Gross proceeds from issuance of convertible preferred stock	$ 3.3			$ 21.7
Issuance costs	$ 0.3			$ 0.8
Series B Convertible Preferred Stock | 2018 Notes
Preferred Stock
Debt converted into shares				1,097,721